Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

December 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund (collectively, the “Funds”), each a series of Deutsche Asset Allocation Trust (the “Trust”); (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 29, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

cc: John Marten, Esq., Vedder Price P.C.